Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operations before Income Tax
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
U.S.	$19,412	$19,352	$18,685
Non-U.S.	5,244	6,310	5,647
Total income from continuing operations before income taxes	$24,656	$25,662	$24,332

Schedule of Components of Income Tax Expense
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Current:
U.S. federal	$6,377	$5,611	$4,596
U.S. state and local	719	622	743
International	1,523	1,743	1,383
Total current tax provision	8,619	7,976	6,722
Deferred:
U.S. federal	(72)	38	1,444
U.S. state and local	37	(8)	57
International	(479)	(48)	(299)
Total deferred tax expense (benefit)	(514)	(18)	1,202
Total provision for income taxes	$8,105	$7,958	$7,924

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2014	2013	2012
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	2.0%	1.7%	2.0%
Income taxed outside the U.S.	(2.8)%	(2.6)%	(2.8)%
Net impact of repatriated international earnings	(1.4)%	(2.5)%	(0.3)%
Other, net	0.1%	(0.6)%	(1.3)%
Effective income tax rate	32.9%	31.0%	32.6%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2014	2013
Deferred tax assets:
Loss and tax credit carryforwards	$3,566	$3,525
Accrued liabilities	2,986	2,683
Share-based compensation	126	204
Other	1,573	1,500
Total deferred tax assets	8,251	7,912
Valuation allowances	(1,801)	(2,225)
Deferred tax assets, net of valuation allowance	6,450	5,687
Deferred tax liabilities:
Property and equipment	6,295	5,830
Inventories	1,641	1,912
Other	1,827	1,157
Total deferred tax liabilities	9,763	8,899
Net deferred tax liabilities	$3,313	$3,212

Schedule of Deferred Taxes Classification in Consolidated Balance Sheets
The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2014	2013
Balance Sheet classification:
Assets:
Prepaid expenses and other	$822	$520
Other assets and deferred charges	1,151	757
Asset subtotals	1,973	1,277
Liabilities:
Accrued liabilities	176	116
Deferred income taxes and other	5,110	4,373
Liability subtotals	5,286	4,489
Net deferred tax liabilities	$3,313	$3,212

Summary of Income Tax Contingencies
A reconciliation of unrecognized tax benefits from continuing operations was as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Unrecognized tax benefits, beginning of year	$818	$611	$795
Increases related to prior year tax positions	41	88	87
Decreases related to prior year tax positions	(112)	(232)	(162)
Increases related to current year tax positions	133	431	56
Settlements during the period	(117)	(80)	(161)
Lapse in statutes of limitations	—	—	(4)
Unrecognized tax benefits, end of year	$763	$818	$611